UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

John Hancock MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

9.30.2010

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS – 9-30-10 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value

Affiliated Investment Companies - 100.00%
Equity (G) - 98.68%
John Hancock Funds II - 88.39%
All Cap Core, Class NAV (QS Investors)	$11,076,870	$87,174,964
All Cap Value, Class NAV (Lord Abbett)	5,239,765	55,698,705
Alpha Opportunities, Class NAV
(Wellington)	15,298,974	174,408,301
Blue Chip Growth, Class NAV (T. Rowe
Price)	11,249,643	205,980,964
Capital Appreciation, Class NAV
(Jennison)	16,941,321	171,446,167
Emerging Markets Value, Class NAV
(DFA)	27,407,590	332,179,997
Equity-Income, Class NAV (T. Rowe
Price)	13,032,893	169,036,618
Fundamental Value, Class NAV (Davis)	13,057,149	179,796,944
Global Real Estate, Class NAV (Deutsche)	2,384,492	17,406,795
Heritage, Class NAV (American Century)
(I)	6,061,710	50,251,579
Index 500, Class NAV (MFC Global
U.S.A.) (A)	19,976,917	170,003,560
International Equity Index, Class NAV
(SSgA)	1,549,350	26,184,021
International Growth Stock, Class NAV
(Invesco) (I)	1,213,699	12,367,594
International Opportunities, Class NAV
(Marsico)	9,146,757	122,658,016
International Small Cap, Class NAV
(Templeton)	3,200,099	47,937,487
International Small Company, Class NAV
(DFA)	6,014,745	47,275,895
International Value, Class NAV
(Templeton)	10,476,133	144,884,916
Large Cap Value, Class NAV (BlackRock)	3,098,701	52,368,042
Large Cap, Class NAV (UBS)	2,933,566	34,733,415
Mid Cap Index, Class NAV (MFC Global
U.S.A.) (A)	4,707,733	83,844,726
Mid Cap Stock, Class NAV (Wellington)	6,468,375	98,060,571
Mid Cap Value Equity, Class NAV
(RiverSource)	3,976,313	34,912,028
Mid Value, Class NAV (T. Rowe Price)	4,862,399	69,824,056
Mutual Shares, Class NAV (Templeton) (I)	1,441,267	14,499,144
Natural Resources, Class NAV
(Wellington)	5,139,160	104,736,084
Optimized Value, Class NAV (MFC
Global U.S.A.) (A)	4,843,908	51,781,376
Real Estate Equity, Class NAV (T. Rowe
Price)	2,318,414	16,901,236
Small Cap Growth, Class NAV
(Wellington) (I)	3,154,701	31,420,825
Small Cap Index, Class NAV (MFC Global
U.S.A.) (A)	1,498,370	17,456,014
Small Cap Opportunities, Class NAV
(DFA/Invesco) (I)	1,927,776	34,912,028
Small Cap Value, Class NAV (Wellington)	2,338,381	34,912,028
Small Company Growth, Class NAV
(Invesco) (I)	2,399,452	27,929,622

Small Company Value, Class NAV (T.
Rowe Price)	$2,343,089	$52,368,042
Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A./Perimeter)
(I)(A)	2,354,565	28,937,602
Technical Opportunities, Class NAV
(Wellington) (I)	5,123,304	52,360,162
U.S. Multi Sector, Class NAV (GMO)	14,883,339	135,438,382
Value & Restructuring, Class NAV
(Columbia)	6,558,175	66,303,146
Value, Class NAV (Invesco)	3,725,937	34,912,028

		3,093,303,080
John Hancock Funds III - 9.29%
Disciplined Value, Class NAV (Robeco)	5,052,053	58,704,861
International Core, Class NAV (GMO)	5,255,750	145,899,617
Rainier Growth, Class NAV (Rainier)	6,509,278	120,616,916

		325,221,394
John Hancock Investment Trust (G) - 1.00%
Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	3,027,930	34,912,028

		34,912,028

		3,453,436,502
Fixed Income (G) - 1.32%
Currency Strategies, Class NAV (First
Quadrant) (I)	4,718,695	46,101,647

		46,101,647

		3,499,538,149

TOTAL INVESTMENT COMPANIES
(Cost $3,170,098,511)		$3,499,538,149

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,170,098,511) - 100.00%		$3,499,538,149

Other assets and liabilities, net - 0.00%		(43,655)

TOTAL NET ASSETS - 100.00%		$3,499,494,494

1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS – 9-30-10 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity (G) - 79.46%
John Hancock Funds II - 71.30%
All Cap Core, Class NAV (QS Investors)	$34,000,081	$267,580,634
All Cap Value, Class NAV (Lord Abbett)	15,049,352	159,974,607
Alpha Opportunities, Class NAV
(Wellington)	46,534,774	530,496,421
Blue Chip Growth, Class NAV (T. Rowe
Price)	30,689,204	561,919,332
Capital Appreciation, Class NAV
(Jennison)	42,176,319	426,824,344
Emerging Markets Value, Class NAV
(DFA)	55,953,243	678,153,305
Equity-Income, Class NAV (T. Rowe
Price)	31,540,862	409,084,974
Fundamental Value, Class NAV (Davis)	38,736,410	533,400,362
Global Real Estate, Class NAV (Deutsche)	21,988,771	160,518,028
Heritage, Class NAV (American Century)
(I)	10,640,689	88,211,310
Index 500, Class NAV (MFC Global
U.S.A.) (A)	37,583,824	319,838,339
International Equity Index, Class NAV
(SSgA)	6,333,269	107,032,254
International Growth Stock, Class NAV
(Invesco) (I)	2,468,972	25,158,830
International Opportunities, Class NAV
(Marsico)	22,774,323	305,403,668
International Small Cap, Class NAV
(Templeton)	5,227,253	78,304,254
International Small Company, Class NAV
(DFA)	9,914,178	77,925,441
International Value, Class NAV
(Templeton)	23,492,107	324,895,840
Large Cap Value, Class NAV (BlackRock)	7,889,561	133,333,585
Large Cap, Class NAV (UBS)	8,983,082	106,359,687
Mid Cap Index, Class NAV (MFC Global
U.S.A.) (A)	12,194,921	217,191,535
Mid Cap Stock, Class NAV (Wellington)	12,405,481	188,067,097
Mid Cap Value Equity, Class NAV
(RiverSource)	6,095,231	53,516,127
Mid Value, Class NAV (T. Rowe Price)	11,210,259	160,979,314
Mutual Shares, Class NAV (Templeton) (I)	5,084,278	51,147,837
Natural Resources, Class NAV
(Wellington)	10,503,656	214,064,507
Optimized Value, Class NAV (MFC
Global U.S.A.) (A)	12,431,094	132,888,394
Real Estate Equity, Class NAV (T. Rowe
Price)	14,159,922	103,225,833
Small Cap Growth, Class NAV
(Wellington)	4,835,795	48,164,514
Small Cap Opportunities, Class NAV
(DFA/Invesco)	2,955,059	53,516,127
Small Cap Value, Class NAV (Wellington)	3,579,252	53,438,229
Small Company Growth, Class NAV
(Invesco)	3,678,084	42,812,901
Small Company Value, Class NAV (T.
Rowe Price)	3,591,686	80,274,190

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A./Perimeter)
(I)(A)	$3,606,607	$44,325,203
Technical Opportunities, Class NAV
(Wellington) (I)	15,438,226	157,778,671
U.S. Multi Sector, Class NAV (GMO)	47,027,568	427,950,867
Value & Restructuring, Class NAV
(Columbia)	18,526,849	187,306,444
Value, Class NAV (Invesco)	5,641,572	52,861,532

		7,563,924,537
John Hancock Funds III - 7.65%
Disciplined Value, Class NAV (Robeco)	13,602,857	158,065,194
International Core, Class NAV (GMO)	11,824,197	328,239,721
Rainier Growth, Class NAV (Rainier)	17,575,466	325,673,388

		811,978,303
John Hancock Investment Trust (G) - 0.50%
Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	4,641,468	53,516,127

		53,516,127

		8,429,418,967
Fixed Income (G) - 20.54%
John Hancock Funds II - 20.54%
Active Bond, Class NAV (MFC Global
U.S./Declaration) (A)	9,756,104	99,317,142
Currency Strategies, Class NAV (First
Quadrant) (I)	14,399,817	140,686,213
Floating Rate Income, Class NAV
(WAMCO)	33,442,136	319,372,403
Global Bond, Class NAV (PIMCO)	8,138,950	106,457,468
Global High Yield, Class NAV (Stone
Harbor)	4,796,993	51,327,824
High Income, Class NAV (MFC Global
U.S.) (A)	16,056,858	127,009,750
High Yield, Class NAV (WAMCO)	22,354,860	196,946,315
Multi-Sector Bond, Class NAV (Stone
Harbor)	15,055,480	156,426,437
Real Return Bond, Class NAV (PIMCO)	13,657,896	175,367,386
Spectrum Income, Class NAV (T. Rowe
Price)	16,081,998	170,308,356
Strategic Income Opportunities, Class
NAV (MFC Global U.S.) (A)	14,748,499	158,693,851
Total Return, Class NAV (PIMCO)	24,163,682	357,380,850
U.S. High Yield Bond, Class NAV (Wells
Capital)	9,440,409	119,232,364

		2,178,526,359

		2,178,526,359

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $9,706,005,854)		$10,607,945,326

Total Investments (Lifestyle Growth Portfolio) (Cost
$9,706,005,854) - 100.00%		$10,607,945,326

Other assets and liabilities, net - 0.00%		250,980

TOTAL NET ASSETS - 100.00%		$10,608,196,306

2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS – 9-30-10 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 99.99%
Equity (G) - 57.73%
John Hancock Funds II - 51.73%
All Cap Core, Class NAV (QS Investors)	$26,811,019	$211,002,717
All Cap Value, Class NAV (Lord Abbett)	11,366,107	120,821,714
Alpha Opportunities, Class NAV
(Wellington)	31,284,624	356,644,717
Blue Chip Growth, Class NAV (T. Rowe
Price)	24,036,271	440,104,116
Capital Appreciation, Class NAV
(Jennison)	31,352,265	317,284,919
Emerging Markets Value, Class NAV
(DFA)	35,629,174	431,825,592
Equity-Income, Class NAV (T. Rowe
Price)	18,019,813	233,716,980
Fundamental Value, Class NAV (Davis)	28,089,132	386,787,352
Global Real Estate, Class NAV (Deutsche)	21,831,460	159,369,655
Heritage, Class NAV (American Century)
(I)	6,688,880	55,450,811
Index 500, Class NAV (MFC Global
U.S.A.) (A)	37,840,010	322,018,488
International Growth Stock, Class NAV
(Invesco) (I)	2,464,656	25,114,844
International Opportunities, Class NAV
(Marsico)	15,750,045	211,208,106
International Small Cap, Class NAV
(Templeton)	1,556,312	23,313,552
International Small Company, Class NAV
(DFA)	2,968,288	23,330,744
International Value, Class NAV
(Templeton)	16,568,889	229,147,729
Large Cap Value, Class NAV (BlackRock)	7,367,578	124,512,066
Large Cap, Class NAV (UBS)	8,985,252	106,385,388
Mid Cap Stock, Class NAV (Wellington)	10,389,036	157,497,780
Mid Cap Value Equity, Class NAV
(RiverSource)	6,058,394	53,192,694
Mid Value, Class NAV (T. Rowe Price)	7,408,453	106,385,388
Mutual Shares, Class NAV (Templeton) (I)	5,030,598	50,607,816
Natural Resources, Class NAV
(Wellington)	7,830,132	159,578,083
Optimized Value, Class NAV (MFC
Global U.S.A.) (A)	9,887,716	105,699,689
Real Estate Equity, Class NAV (T. Rowe
Price)	14,459,206	105,407,612
Small Cap Growth, Class NAV
(Wellington)	4,272,506	42,554,155
Small Cap Opportunities, Class NAV
(DFA/Invesco)	1,468,600	26,596,347
Small Cap Value, Class NAV (Wellington)	1,780,873	26,588,434
Small Company Growth, Class NAV
(Invesco)	2,741,891	31,915,617
Small Company Value, Class NAV (T.
Rowe Price)	3,569,979	79,789,041
Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A./Perimeter)
(I)(A)	2,690,896	33,071,109
Technical Opportunities, Class NAV
(Wellington) (I)	15,398,207	157,369,678

U.S. Multi Sector, Class NAV (GMO)	$33,903,036	$308,517,627
Value & Restructuring, Class NAV
(Columbia)	14,731,903	148,939,544
Value, Class NAV (Invesco)	5,661,346	53,046,815

		5,424,796,919
John Hancock Funds III - 5.74%
Disciplined Value, Class NAV (Robeco)	10,871,228	126,323,668
International Core, Class NAV (GMO)	8,564,162	237,741,132
Rainier Growth, Class NAV (Rainier)	12,865,109	238,390,463

		602,455,263
John Hancock Investment Trust (G) - 0.25%
Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	2,306,708	26,596,347

		26,596,347

		6,053,848,529
Fixed Income (G) - 42.27%
John Hancock Funds II - 42.27%
Active Bond, Class NAV (MFC Global
U.S./Declaration) (A)	41,169,727	419,107,824
Core Bond, Class NAV (Wells Capital)	18,675,426	255,479,828
Currency Strategies, Class NAV (First
Quadrant) (I)	14,331,933	140,022,980
Floating Rate Income, Class NAV
(WAMCO)	40,109,476	383,045,499
Global Bond, Class NAV (PIMCO)	26,578,416	347,645,678
Global High Yield, Class NAV (Stone
Harbor)	9,697,989	103,768,484
High Income, Class NAV (MFC Global
U.S.) (A)	30,189,377	238,797,968
High Yield, Class NAV (WAMCO)	40,662,164	358,233,668
Investment Quality Bond, Class NAV
(Wellington)	6,530,105	81,756,917
Multi-Sector Bond, Class NAV (Stone
Harbor)	30,507,155	316,969,337
Real Return Bond, Class NAV (PIMCO)	24,617,487	316,088,531
Spectrum Income, Class NAV (T. Rowe
Price)	31,224,022	330,662,393
Strategic Income Opportunities, Class
NAV (MFC Global U.S.) (A)	27,375,941	294,565,125
Total Return, Class NAV (PIMCO)	37,396,056	553,087,675
U.S. High Yield Bond, Class NAV (Wells
Capital)	23,194,007	292,940,314

		4,432,172,221

		4,432,172,221

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $9,434,387,403)		$10,486,020,750

Total Investments (Lifestyle Balanced Portfolio) (Cost
$9,434,387,403) - 99.99%		$10,486,020,750

Other assets and liabilities, net - 0.01%		581,114

TOTAL NET ASSETS - 100.00%		$10,486,601,864

3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS – 9-30-10 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 99.99%
Equity (G) - 38.36%
John Hancock Funds II - 33.67%
Alpha Opportunities, Class NAV
(Wellington)	$5,149,035	$58,699,001
Blue Chip Growth, Class NAV (T. Rowe
Price)	8,815,061	161,403,759
Capital Appreciation, Class NAV
(Jennison)	4,616,227	46,716,222
Emerging Markets Value, Class NAV
(DFA)	3,048,165	36,943,761
Equity-Income, Class NAV (T. Rowe
Price)	7,399,421	95,970,488
Fundamental Value, Class NAV (Davis)	8,390,285	115,534,222
Global Real Estate, Class NAV (Deutsche)	7,094,471	51,789,638
Index 500, Class NAV (MFC Global
U.S.A.) (A)	12,276,513	104,473,123
International Growth Stock, Class NAV
(Invesco) (I)	780,442	7,952,704
International Opportunities, Class NAV
(Marsico)	3,317,186	44,483,461
International Value, Class NAV
(Templeton)	4,533,113	62,692,949
Mid Cap Stock, Class NAV (Wellington)	3,446,726	52,252,372
Mid Value, Class NAV (T. Rowe Price)	3,485,592	50,053,095
Natural Resources, Class NAV
(Wellington)	818,664	16,684,365
Real Estate Equity, Class NAV (T. Rowe
Price)	4,572,419	33,332,935
Small Cap Growth, Class NAV
(Wellington)	837,568	8,342,183
Small Cap Value, Class NAV (Wellington)	558,753	8,342,183
Small Company Growth, Class NAV
(Invesco)	716,682	8,342,183
Small Company Value, Class NAV (T.
Rowe Price)	746,504	16,684,365
Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A./Perimeter)
(A)(I)	732,944	9,007,879
U.S. Multi Sector, Class NAV (GMO)	8,800,544	80,084,952
Value & Restructuring, Class NAV
(Columbia)	4,620,793	46,716,222

		1,116,502,062
John Hancock Funds III - 4.69%
Global Shareholder Yield, Class NAV
(Epoch)	9,430,308	81,666,467
International Core, Class NAV (GMO)	1,875,866	52,074,048
Rainier Growth, Class NAV (Rainier)	1,170,517	21,689,674

		155,430,189

		1,271,932,251
Fixed Income (G) - 61.63%
John Hancock Funds II - 61.63%
Active Bond, Class NAV (MFC Global
U.S./Declaration) (A)	21,387,581	217,725,577
Core Bond, Class NAV (Wells Capital)	12,114,146	165,721,512

Currency Strategies, Class NAV (First
Quadrant) (I)	$4,082,281	$39,883,887
Floating Rate Income, Class NAV
(WAMCO)	16,478,320	157,367,961
Global Bond, Class NAV (PIMCO)	9,686,148	126,694,815
Global High Yield, Class NAV (Stone
Harbor)	3,918,183	41,924,561
High Income, Class NAV (MFC Global
U.S.) (A)	13,778,554	108,988,364
High Yield, Class NAV (WAMCO)	10,381,969	91,465,143
Investment Quality Bond, Class NAV
(Wellington)	8,398,833	105,153,384
Multi-Sector Bond, Class NAV (Stone
Harbor)	15,181,236	157,733,039
Real Return Bond, Class NAV (PIMCO)	9,722,397	124,835,582
Spectrum Income, Class NAV (T. Rowe
Price)	15,193,749	160,901,804
Strategic Income Opportunities, Class
NAV (MFC Global U.S.) (A)	11,046,988	118,865,596
Total Bond Market, Class NAV
(Declaration) (A)	8,504,138	90,228,903
Total Return, Class NAV (PIMCO)	17,298,665	255,847,251
U.S. High Yield Bond, Class NAV (Wells
Capital)	6,363,024	80,364,988

		2,043,702,367

		2,043,702,367

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,043,815,022)		$3,315,634,618

Total Investments (Lifestyle Moderate Portfolio) (Cost
$3,043,815,022) - 99.99%		$3,315,634,618

Other assets and liabilities, net - 0.01%		440,246

TOTAL NET ASSETS - 100.00%		$3,316,074,864

4

Lifestyle Conservative Portfolio

As of 9-30-10 (Unaudited)

Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 99.96%

Equity (G) - 20.82%

John Hancock Funds II - 16.93%
Blue Chip Growth, Class NAV (T. Rowe
Price)	$3,984,638	$72,958,722
Emerging Markets Value, Class NAV
(DFA)	1,203,939	14,591,744
Equity-Income, Class NAV (T. Rowe
Price)	6,164,522	79,953,851
Fundamental Value, Class NAV (Davis)	5,298,382	72,958,722
Global Real Estate, Class NAV (Deutsche)	5,996,607	43,775,233
Index 500, Class NAV (MFC Global
U.S.A.) (A)	6,001,305	51,071,106
International Value, Class NAV
(Templeton)	2,637,698	36,479,361
Mid Cap Stock, Class NAV (Wellington)	481,258	7,295,872
Mid Value, Class NAV (T. Rowe Price)	504,874	7,249,984
Natural Resources, Class NAV
(Wellington)	715,984	14,591,744
Real Estate Equity, Class NAV (T. Rowe
Price)	3,882,089	28,300,426
Small Cap Growth, Class NAV
(Wellington)	732,517	7,295,872
Small Company Value, Class NAV (T.
Rowe Price)	326,437	7,295,872
U.S. Multi Sector, Class NAV (GMO)	3,206,977	29,183,489

		473,001,998

John Hancock Funds III - 3.90%
Global Shareholder Yield, Class NAV
(Epoch)	8,363,259	72,425,821
International Core, Class NAV (GMO)	1,314,098	36,479,361

		108,905,182

		581,907,180

Fixed Income (G) - 79.14%

John Hancock Funds II - 79.14%
Active Bond, Class NAV (MFC Global
U.S./Declaration) (A)	24,566,745	250,089,468
Core Bond, Class NAV (Wells Capital)	12,172,107	166,514,428
Currency Strategies, Class NAV (First
Quadrant) (I)	4,008,133	39,159,459
Floating Rate Income, Class NAV
(WAMCO)	14,757,724	140,936,262
Global Bond, Class NAV (PIMCO)	9,811,989	128,340,813
Global High Yield, Class NAV (Stone
Harbor)	4,526,589	48,434,506
High Income, Class NAV (MFC Global
U.S.) (A)	5,573,359	44,085,272
High Yield, Class NAV (WAMCO)	8,463,625	74,564,539
Investment Quality Bond, Class NAV
(Wellington)	12,575,882	157,450,037
Multi-Sector Bond, Class NAV (Stone
Harbor)	13,821,313	143,603,441
Real Return Bond, Class NAV (PIMCO)	8,657,926	111,167,766
Short Term Government Income, Class
NAV (MFC Global U.S.) (A)	12,320,508	125,669,177
Spectrum Income, Class NAV (T. Rowe
Price)	14,271,446	151,134,611

5

Lifestyle Conservative Portfolio

As of 9-30-10 (Unaudited)

Strategic Income Opportunities, Class
NAV (MFC Global U.S.) (A)	$14,118,592	$151,916,050
Total Bond Market, Class NAV
(Declaration) (A)	13,975,236	148,277,255
Total Return, Class NAV (PIMCO)	18,257,102	270,022,543
U.S. High Yield Bond, Class NAV (Wells
Capital)	4,764,350	60,173,742

		2,211,539,369

		2,211,539,369

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,583,991,649)		2,793,446,549

Total Investments (Lifestyle Conservative Portfolio) (Cost
$2,583,991,649) - 99.96%		2,793,446,549
Other assets and liabilities, net - 0.04%		1,188,677

TOTAL NET ASSETS - 100.00%		2,794,635,226

(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund's subadviser is shown parenthetically.
(I)	Non-income producing.

Investment Companies
Underlying Funds' Investment Managers
American Century Investment Management, Inc.	(American Century)
BlackRock Investment Management LLC	(BlackRock)
Columbia Management Investment Advisers, LLC	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Templeton)
Frontier Capital Management Company, LLC	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
Lord Abbett	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.), LLC	(MFC Global U.S.)
MFC Global Investment Management (U.S.A.) Limited	(MFC Global U.S.A.)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management LLC	(Perimeter)
QS Investors	(QS Investors)
Rainier Investment Management, Inc.	(Rainier)
RiverSource Investments, LLC	(RiverSource)
Robeco Investment Management, Inc.	(Robeco)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
UBS Global Asset Management (Americas) Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

6

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Lifestyle Portfolios (the Portfolios) use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the three months ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

Investments by the Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on September 30, 2010, was as follows:

				Net
				Unrealized
	Aggregate Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,192,614,423	$376,723,465	($69,799,739)	$306,923,726
Lifestyle Growth	10,074,477,641	1,098,712,973	(565,245,288)	533,467,685
Lifestyle Balanced	9,819,532,678	1,127,098,749	(460,610,677)	666,488,072
Lifestyle Moderate	3,103,225,278	279,824,763	(67,415,423)	212,409,340
Lifestyle Conservative	2,664,627,163	209,970,506	(81,151,120)	128,819,386

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q3 9/10
11/10

John Hancock MUTUAL FUNDS

John Hancock Retirement Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

9.30.2010

Retirement Distribution Portfolio

As of 9-30-10 (Unaudited)

	Shares	Value

Investment Companies 69.12%		$4,072,313

Affiliated Investment Companies 45.55%		2,683,943

Equity (G) 9.29%

John Hancock Funds II 9.29%		547,569

Capital Appreciation, Class NAV (Jennison)	2,833	28,672
Equity-Income, Class NAV (T. Rowe Price)	4,419	57,316
Fundamental Value, Class NAV (Davis)	4,189	57,689
Mid Cap Stock, Class NAV (Wellington) (I)	3,796	57,550
Mid Value, Class NAV (T. Rowe Price)	12,068	173,298
Value & Restructuring, Class NAV (Columbia)	5,689	57,512
Value, Class NAV (Invesco)	12,330	115,532

Fixed Income (G) 36.26%

John Hancock Funds II 36.26%		2,136,374

Active Bond, Class NAV (MFC Global U.S./Declaration) (A)	28,372	288,829
Core Bond, Class NAV (Wells Capital)	21,747	297,494
Global Bond, Class NAV (PIMCO)	22,082	288,829
Strategic Income Opportunities, Class NAV (MFC Global U.S.) (A)	24,069	258,984
Total Bond Market, Class NAV (Declaration) (A)	41,922	444,797
Total Return, Class NAV (PIMCO)	37,690	557,441

Unaffiliated Investment Companies 23.57%		1,388,370

Equity 11.19%
WisdomTree High-Yielding Equity Fund	17,700	659,148

Fixed Income 12.38%
iShares Barclays Aggregate Bond Fund	1,600	173,840
iShares Barclays TIPS Bond Fund	530	57,786
iShares iBoxx Investment Grade Corporate Bond Fund	4,400	497,596

Short-Term Investments 30.09%		$1,773,000

Repurchase Agreement 30.09%		1,773,000

Repurchase Agreement with State Street Corp. dated 9-30-10 at 0.010% to be repurchased at $1,773,000 on 10-1-10, collateralized by $1,690,000 US Treasury
Notes, 2.500% due 4-30-15 (valued at $1,809,483, including interest)	1,773,000	1,773,000

Total investments (Cost $5,737,774)† 99.21%		$5,845,313

Other assets and liabilities, net 0.79%		$46,340

Total net assets 100.00%		$5,891,653

Percentages are stated as a percent of net assets.

(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund's subadviser is shown parenthetically.
(I)	Non-income producing.
†	At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $5,752,089. Net unrealized appreciation aggregated $93,224, of which $228,193 related to appreciated investment securities and $134,969 related to depreciated investment securities.

1

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Retirement Distribution Portfolio (the Fund) uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2010, all investments are categorized as Level 1, except for short-term investments which are Level 2, under the hierarchy described above. During the three month period ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day. All other securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral is marked-to-market and monitored on a daily basis to ensure the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.

330Q3 9/10
11/10

John Hancock

MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

9.30.2010

Retirement Rising Distribution Portfolio

As of 9-30-10 (Unaudited)

	Shares	Value

Investment Companies 68.86%		$3,677,169

Affiliated Investment Companies 47.74%		2,549,360

Equity (G) 8.44%

John Hancock Funds II 8.44%		450,600

Equity-Income, Class NAV (T. Rowe Price)	4,050	52,531
Fundamental Value, Class NAV (Davis)	1,930	26,578
Global Real Estate, Class NAV (Deutsche)	7,215	52,670
Mid Cap Stock, Class NAV (Wellington) (I)	7,013	106,313
Mid Value, Class NAV (T. Rowe Price)	7,403	106,313
Value, Class NAV (Invesco)	11,334	106,195

Fixed Income (G) 39.30%

John Hancock Funds II 39.30%		2,098,760

Active Bond, Class NAV (MFC Global U.S./Declaration) (A)	23,431	238,528
Core Bond, Class NAV (Wells Capital)	25,105	343,437
Global Bond, Class NAV (PIMCO)	16,256	212,626
Real Return Bond, Class NAV (PIMCO)	37,187	477,482
Strategic Income Opportunities, Class NAV (MFC Global U.S.) (A)	19,623	211,146
Total Bond Market, Class NAV (Declaration) (A)	20,663	219,231
Total Return, Class NAV (PIMCO)	26,796	396,310

Unaffiliated Investment Companies 21.12%		1,127,809

Equity 7.45%
Vanguard REIT ETF	800	41,664
WisdomTree High-Yielding Equity Fund	9,561	356,052

Fixed Income 13.67%
iShares Barclays Aggregate Bond Fund	2,763	300,200
iShares Barclays TIPS Bond Fund	520	56,696
iShares iBoxx Investment Grade Corporate Bond Fund	3,300	373,197

Short-Term Investments 31.20%		$1,666,000

Repurchase Agreement 31.20%		1,666,000

Repurchase Agreement with State Street Corp. dated 9-30-10 at 0.010% to be repurchased at $1,666,000 on 10-1-10, collateralized by $1,590,000 U.S. Treasury
Notes, 2.500% due 4-30-15 (valued at $1,702,413, including interest)	1,666,000	1,666,000

Total investments (Cost $5,364,326)† 100.06%		$5,343,169

Other assets and liabilities, net (0.06%)		($3,154)

Total net assets 100.00%		$5,340,015

Percentages are stated as a percent of net assets.

(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund's subadviser is shown parenthetically.
(I)	Non-income producing.
†	At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $5,330,820. Net unrealized appreciation aggregated $12,349, of which $175,464 related to appreciated investment securities and $163,115 related to depreciated investment securities.

1

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Retirement Distribution Portfolio (the Fund) uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2010, all investments are categorized as Level 1, except for short-term investments which are Level 2, under the hierarchy described above. During the three month period ended September 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day. All other securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral is marked-to-market and monitored on a daily basis to ensure the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.

332Q3 9/10
11/10

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 22, 2010

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 22, 2010